RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Ship Finance International Limited
Pursuant to the charter party agreements for the eight Capesize vessels with Ship Finance, the daily time charter rate fluctuates during the charter term and the contractual hire payments are straight-lined over the lease term. During the six months ended June 30, 2018 and June 30, 2017, the following amounts were paid and recorded:

(in thousands of $)	2018	2017
Contractual charter hire payments	16,425	15,826
Expensed charter hire payments	14,589	13,990
Prepaid charter hire payments	1,836	1,836

We are the commercial manager for vessels owned and operated by Ship Finance. Pursuant to the management agreements, the number of vessels managed and the daily commercial management fee during the six months ended June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Number of dry bulk vessels managed	14	14
Daily commercial management fee per dry bulk vessel	75-125	75-125
Number of container vessels managed	7	9
Daily commercial management fee per container vessel	$75	$75

Seatankers Management Co Ltd
We are the commercial manager for vessels owned and operated by Seatankers. Pursuant to the management agreements, the number of vessels managed and the daily commercial management fee during the six months ended June 30, 2018 and June 30, 2017 were as follows:

	2018	2017
Number of dry bulk vessels managed	16	22
Daily commercial management fee per dry bulk vessel	$125	$125

Capesize Chartering Ltd
In the six months ended June 30, 2018, we recorded revenue sharing income, net, of $1.3 million pursuant to the revenue sharing agreement (six months ended June 30, 2017: $2.8 million).

Management Agreements

Technical Supervision Services
The Company receives technical supervision services from Frontline Ltd. ("Frontline"). Pursuant to the terms of the agreement, Frontline receives an annual management fee of $30,555 per vessel in 2018 ($30,555 per vessel in 2017). This fee is subject to annual review. Frontline also manages our newbuilding supervision and charges us for the costs incurred in relation to the supervision.

Ship Management
The ship management of the Company's vessels is provided by external ship managers, except for 21 vessels (December 31, 2017: 20 vessels), which is provided by Seateam Management Pte. Ltd., a majority owned subsidiary of Frontline.

Other Management Services
We aim to operate efficiently through utilizing competence from other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. We receive services in relation to management of our Sarbanes Oxley compliance from Frontline at a quarterly fee of $17,500. We also receive services in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter. We may also provide certain financial management services to companies with the same main shareholder.

A summary of net amounts charged by related parties in the six months ended June 30, 2018 and June 30, 2017 is as follows:

(in thousands of $)	2018	2017
Golden Opus Inc	6	482
Frontline Management (Bermuda) Ltd	1,707	1,796
Ship Finance International Limited	14,589	13,990
Seateam Management Pte Ltd	1,901	1,407
Seatankers Management Co Ltd	10,855	1,945
Capesize Chartering Ltd	24	20

Net amounts charged by related parties comprise of charterhire costs, general management and commercial management fees, newbuilding supervision fees and newbuilding commission fees.

A summary of net amounts charged to related parties in the six months ended June 30, 2018 and June 30, 2017 is as follows:

(in thousands of $)	2018	2017
Ship Finance International Limited	360	370
Seatankers Management Co Ltd	359	478
Capesize Chartering Ltd	1,308	2,794

Net amounts charged to related parties mainly comprise of commercial management fees and net income under the revenue sharing agreement with CCL.

A summary of balances due from related parties as of June 30, 2018 and December 31, 2017 is as follows:

(in thousands of $)	2018	2017
Frontline Ltd.	3,061	1,095
Ship Finance International Limited	—	60
United Freight Carriers	1	—
Seatankers Management Co Ltd	1,313	825
Golden Opus Inc	—	10
Capesize Chartering Ltd	1,730	—
	6,105	1,990

A summary of balances owed to related parties as of June 30, 2018 and December 31, 2017 is as follows:

(in thousands of $)	2018	2017
Golden Opus Inc	—	29
Frontline Ltd.	39	1,822
Capesize Chartering Ltd	—	879
Affiliates of Hemen	—	44,000
	39	46,730

As of June 30, 2018 and December 31, 2017, current receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties. Long-term related party debt consists of financing in connection with acquisition of vessels from affiliates of Hemen.

In connection with the acquisition of two Panamax vessels from affiliates of Hemen in 2017, we assumed an aggregate of $22.5 million in debt under seller's credit agreements. In addition, in connection with the agreements to acquire two Capesize vessels from affiliates of Hemen in October 2017, we entered into seller's credit loans with an affiliate of Hemen of $21.5 million for each vessel. The second of the two Capesize vessels was delivered to us in January 2018 and we issued 2,000,000 consideration shares to Hemen. The aggregate amount under the seller's credit loans of $65.5 million was prepaid in June 2018.

As of June 30, 2018, Hemen, our largest shareholder, owns $124.4 million of the Convertible Bond, which is convertible into 1,443,323 of our common shares at an exercise price of $86.19 per share.